Equity - Summary of Prefered Share Rights and Privileges (Detail) - $ / shares	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Class B Series 25 [member]
Disclosure of classes of share capital [line items]
Redemption amount	$ 25.00
Quarterly non-cumulative dividend	$ 0.45	$ 0.45
Reset premium	1.15%
Date redeemable / convertible	August 25, 2021
Convertible to	Class B - Series 26
Class B Series 25 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend	$ 0.112813
Class B Series 26 [member]
Disclosure of classes of share capital [line items]
Redemption amount	25.00
Quarterly non-cumulative dividend	$ 0.59	0.43
Reset premium	1.15%
Date redeemable / convertible	August 25, 2021
Convertible to	Class B - Series 25
Class B Series 26 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend	Floating
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Redemption amount	$ 25.00
Quarterly non-cumulative dividend	$ 1.00	1.00
Reset premium	2.33%
Date redeemable / convertible	May 25, 2019
Convertible to	Class B - Series 28
Class B Series 27 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend	$ 0.250000
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Redemption amount	25.00
Quarterly non-cumulative dividend	$ 0.98	0.98
Reset premium	2.24%
Date redeemable / convertible	August 25, 2019
Convertible to	Class B - Series 30
Class B Series 29 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend	$ 0.243750
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Redemption amount	25.00
Quarterly non-cumulative dividend	$ 0.95	0.95
Reset premium	2.22%
Date redeemable / convertible	November 25, 2019
Convertible to	Class B - Series 32
Class B Series 31 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend	$ 0.237500
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Redemption amount	25.00
Quarterly non-cumulative dividend	$ 0.95	0.95
Reset premium	2.71%
Date redeemable / convertible	August 25, 2020
Convertible to	Class B - Series 34
Class B Series 33 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend	$ 0.237500
Class B Series 35 [member]
Disclosure of classes of share capital [line items]
Redemption amount	25.00
Quarterly non-cumulative dividend	$ 1.25	1.25
Date redeemable / convertible	August 25, 2020
Convertible to	Not convertible
Reset premium	Does not reset
Class B Series 35 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend	$ 0.312500
Class B Series 36 [member]
Disclosure of classes of share capital [line items]
Redemption amount	1,000.00
Quarterly non-cumulative dividend	$ 58.50	58.50
Reset premium	4.97%
Date redeemable / convertible	November 25, 2020
Convertible to	Class B - Series 37
Class B Series 36 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend	$ 14.625000
Class B Series 38 [member]
Disclosure of classes of share capital [line items]
Redemption amount	25.00
Quarterly non-cumulative dividend	$ 1.21	1.33
Reset premium	4.06%
Date redeemable / convertible	February 25, 2022
Convertible to	Class B - Series 39
Class B Series 38 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend	$ 0.303125
Class B Series 40 [member]
Disclosure of classes of share capital [line items]
Redemption amount	$ 25.00
Reset premium	3.33%
Date redeemable / convertible	May 25, 2022
Convertible to	Class B - Series 41
Class B Series 40 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend	$ 0.281250
Class B Series 42 [member]
Disclosure of classes of share capital [line items]
Redemption amount	25.00
Quarterly non-cumulative dividend	$ 1.10	$ 0.45
Reset premium	3.17%
Date redeemable / convertible	August 25, 2022
Convertible to	Class B - Series 43
Class B Series 42 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend	$ 0.275000
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Redemption amount	$ 25.00
Reset premium	2.68%
Date redeemable / convertible	November 25, 2023
Convertible to	Class B - Series 45
Class B Series 44 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend	$ 0.303125